Derivative financial instruments - Analysis of fair value derivative sssets and liabilities by maturity and fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 22,444	$ 24,395
Derivatives held for trading, Fair value liabilities	(13,545)	(22,440)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	12,562	11,554
Derivatives held for trading, Fair value liabilities	(5,206)	(12,381)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,610	5,516
Derivatives held for trading, Fair value liabilities	(1,526)	(2,572)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,257	1,532
Derivatives held for trading, Fair value liabilities	(1,305)	(1,071)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	903	891
Derivatives held for trading, Fair value liabilities	(824)	(1,296)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	745	651
Derivatives held for trading, Fair value liabilities	(528)	(807)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,367	4,251
Derivatives held for trading, Fair value liabilities	(4,156)	(4,313)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	22,444	24,395
Derivative assets held for trading, before netting	25,069	33,199
Less: netting by counterparty	(2,625)	(8,804)
Derivatives held for trading, Fair value liabilities	(13,545)	(22,440)
Derivative financial liabilities held for trading, before netting	(16,170)	(31,244)
Less: netting by counterparty	2,625	8,804
Net fair value	8,899	1,955
Derivatives held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	151	247
Derivatives held for trading, Fair value liabilities	(126)	(330)
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	15,706	24,155
Derivatives held for trading, Fair value liabilities	(8,980)	(23,876)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	9,212	8,797
Derivatives held for trading, Fair value liabilities	(7,064)	(7,038)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	12,562	11,554
Derivative assets held for trading, before netting	14,665	18,893
Less: netting by counterparty	(2,103)	(7,339)
Derivatives held for trading, Fair value liabilities	(5,206)	(12,381)
Derivative financial liabilities held for trading, before netting	(7,309)	(19,720)
Less: netting by counterparty	2,103	7,339
Net fair value	7,356	(827)
Derivatives held for trading | Within one year | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	98	207
Derivatives held for trading, Fair value liabilities	(70)	(281)
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	12,802	17,161
Derivatives held for trading, Fair value liabilities	(6,051)	(18,116)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,765	1,525
Derivatives held for trading, Fair value liabilities	(1,188)	(1,323)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,610	5,516
Derivative assets held for trading, before netting	2,961	6,659
Less: netting by counterparty	(351)	(1,143)
Derivatives held for trading, Fair value liabilities	(1,526)	(2,572)
Derivative financial liabilities held for trading, before netting	(1,877)	(3,715)
Less: netting by counterparty	351	1,143
Net fair value	1,084	2,944
Derivatives held for trading | 1-2 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	41	17
Derivatives held for trading, Fair value liabilities	(44)	(20)
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,857	5,628
Derivatives held for trading, Fair value liabilities	(1,127)	(2,901)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,063	1,014
Derivatives held for trading, Fair value liabilities	(706)	(794)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,257	1,532
Derivative assets held for trading, before netting	1,352	1,737
Less: netting by counterparty	(95)	(205)
Derivatives held for trading, Fair value liabilities	(1,305)	(1,071)
Derivative financial liabilities held for trading, before netting	(1,400)	(1,276)
Less: netting by counterparty	95	205
Net fair value	(48)	461
Derivatives held for trading | 2-3 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	11	19
Derivatives held for trading, Fair value liabilities	(11)	(22)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	557	935
Derivatives held for trading, Fair value liabilities	(844)	(702)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	784	783
Derivatives held for trading, Fair value liabilities	(545)	(552)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	903	891
Derivative assets held for trading, before netting	936	952
Less: netting by counterparty	(33)	(61)
Derivatives held for trading, Fair value liabilities	(824)	(1,296)
Derivative financial liabilities held for trading, before netting	(857)	(1,357)
Less: netting by counterparty	33	61
Net fair value	79	(405)
Derivatives held for trading | 3-4 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1	4
Derivatives held for trading, Fair value liabilities	(1)	(7)
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	236	289
Derivatives held for trading, Fair value liabilities	(365)	(915)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	699	659
Derivatives held for trading, Fair value liabilities	(491)	(435)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	745	651
Derivative assets held for trading, before netting	762	678
Less: netting by counterparty	(17)	(27)
Derivatives held for trading, Fair value liabilities	(528)	(807)
Derivative financial liabilities held for trading, before netting	(545)	(834)
Less: netting by counterparty	17	27
Net fair value	217	(156)
Derivatives held for trading | 4-5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	0
Derivatives held for trading, Fair value liabilities	0	0
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	124	77
Derivatives held for trading, Fair value liabilities	(93)	(437)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	638	601
Derivatives held for trading, Fair value liabilities	(452)	(397)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,367	4,251
Derivative assets held for trading, before netting	4,393	4,280
Less: netting by counterparty	(26)	(29)
Derivatives held for trading, Fair value liabilities	(4,156)	(4,313)
Derivative financial liabilities held for trading, before netting	(4,182)	(4,342)
Less: netting by counterparty	26	29
Net fair value	211	(62)
Derivatives held for trading | Over 5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	0
Derivatives held for trading, Fair value liabilities	0	0
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	130	65
Derivatives held for trading, Fair value liabilities	(500)	(805)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,263	4,215
Derivatives held for trading, Fair value liabilities	$ (3,682)	$ (3,537)